FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of fair values determined by Level 3 inputs are unobservable data

The following table presents information about the assets and liabilities that are measured at fair value on a recurring basis as at December 31, 2016 and June 30, 2016, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical instruments. Fair values determined by Level 2 inputs utilize data points that are observable, such as quoted prices, interest rates, and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the financial instrument and included situations where there is little, if any, market activity for the instrument:

	As of December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$729	$729	$-	$-
Available for sale securities	37	37	-	-
Total	$766	$766	$-	$-
Liabilities:
Convertible debt	$4,827	$-	$-	$4,827
Derivative liability, convertible debt	173	-	-	173
Total	$5,000	$-	$-	$5,000

	As of June 30, 2016
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$4,412	$4,412	$-	$-
Available for sale securities	32	32	-	-
Total	$4,444	$4,444	$-	$-
Liabilities:
Convertible debt	$5,991	$-	$-	$5,991
Derivative liability, convertible debt	330	-	-	330
Total	$6,321	$-	$-	$6,321

Fair values determined by Level 3 inputs are unobservable data points for the financial instrument, and included situations where there is little, if any, market activity for the instrument:

As of June 30, 2016
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$4,412	$4,412	$-	$-
Available for sale securities	32	32	-	-
Total	$4,444	$4,444	$-	$-
Liabilities:
Convertible debt	$5,991	$-	$-	$5,991
Derivative liability, convertible debt	330	-	-	330
	$6,321	$-	$-	$6,321

As of June 30, 2015
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$753	$753	$-	$-
Available for sale securities	46	46	-	-
Total	$799	$799	$-	$-

Schedule of derivative liability

The derivative liability was valued using a Black-Scholes pricing model with the following inputs:

Risk-free interest rate	1.25%
Expected dividend yield	0%
Expected stock price volatility	88.63%
Expected option life in years	2.50

Schedule of reconciliation of changes in the fair value

The following table sets forth a reconciliation of changes in the fair value of the Company's convertible debt components classified as Level 3 in the fair value hierarchy:

Beginning balance	$6,321
Conversions to equity	(983)
Realized and unrealized losses	(338)
Ending balance	$5,000

The following table sets forth a reconciliation of changes in the fair value of the Company's convertible debt components classified as Level 3 in the fair value hierarchy:

	As of June 30,
	2016	2015
Beginning balance	$-	$-
Convertible securities closings	4,860	-
Conversions to equity	(638)	-
Realized and unrealized losses	2,099	-
Ending balance	$6,321	$-